Summarized Financial Information of Subsidiaries - Summary of Financial Information on Subsidiaries (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total Current Assets	$ 1,059,341,785	$ 866,526,937
Total Non Current Assets	4,635,431,223	4,532,184,075
TOTAL ASSETS	5,694,773,008	5,398,711,012
Total Current Liabilities	816,816,646	757,246,647
Non-current Liabilities	1,090,994,705	1,178,470,723
Equity	3,786,961,657	3,462,993,642	$ 3,201,900,783	$ 3,084,065,791
TOTAL LIABILITIES AND EQUITY	5,694,773,008	5,398,711,012
Revenues	2,490,470,178	2,515,843,880	2,384,293,189
Raw materials and consumables used	(1,521,155,517)	(1,497,419,580)	(1,481,985,559)
Income before Taxes	666,760,212	676,674,298	456,580,763
Income tax expense, continuing operations	(143,342,301)	(111,403,182)	(109,612,599)
NET INCOME	523,417,911	565,271,116	346,968,164
Other Comprehensive Income	69,423,985	47,891,771	(95,460,269)
TOTAL COMPREHENSIVE INCOME	$ 592,841,896	$ 613,162,887	$ 251,507,895
Grupo Enel Distribucion Chile S A
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated
Total Current Assets	$ 261,378,069	$ 245,122,732
Total Non Current Assets	893,633,580	829,203,115
TOTAL ASSETS	1,155,011,649	1,074,325,847
Total Current Liabilities	408,687,866	259,684,836
Non-current Liabilities	61,965,918	106,283,505
Equity	684,357,865	708,357,506
TOTAL LIABILITIES AND EQUITY	1,155,011,649	1,074,325,847
Revenues	1,333,027,456	1,315,760,851
Raw materials and consumables used	(1,062,076,645)	(1,042,329,385)
Contribution Margin	270,950,811	273,431,466
Gross Operating Income	177,188,798	192,134,608
Operating Income	132,510,164	156,594,125
Financial Results	6,411,839	8,579,317
Income before Taxes	139,079,732	165,174,429
Income tax expense, continuing operations	(34,030,322)	(32,589,362)
NET INCOME	105,049,408	132,585,067
Other Comprehensive Income	1,515,176	(21,284,665)
TOTAL COMPREHENSIVE INCOME	$ 106,564,584	$ 111,300,402
Grupo Servicios Informaticos e Inmobiliarios Ltda. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated
Total Current Assets		$ 57,558,313
Total Non Current Assets		11,654,352
TOTAL ASSETS		69,212,665
Total Current Liabilities		6,711,190
Non-current Liabilities		1,466,867
Equity		61,034,608
TOTAL LIABILITIES AND EQUITY		69,212,665
Revenues		10,983,012
Contribution Margin		10,983,012
Gross Operating Income	$ (1)	(674,755)
Operating Income	(1)	(736,519)
Financial Results		2,565,301
Income before Taxes	(1)	1,828,782
Income tax expense, continuing operations		(107,413)
NET INCOME	(1)	1,721,370
TOTAL COMPREHENSIVE INCOME	$ (1)	$ 1,721,370
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate
Total Current Assets	$ 35,369,243	$ 35,730,340
Total Non Current Assets	186,760,346	193,496,141
TOTAL ASSETS	222,129,589	229,226,481
Total Current Liabilities	38,310,560	43,012,321
Non-current Liabilities	48,261,590	50,044,060
Equity	135,557,439	136,170,100
TOTAL LIABILITIES AND EQUITY	222,129,589	229,226,481
Revenues	152,501,383	155,568,982
Raw materials and consumables used	(36,289,330)	(23,529,448)
Contribution Margin	116,212,053	132,039,534
Gross Operating Income	110,957,039	125,454,246
Operating Income	103,556,904	116,789,055
Financial Results	(395,231)	24,333
Income before Taxes	103,206,672	116,813,388
Income tax expense, continuing operations	(26,346,081)	(28,202,602)
NET INCOME	76,860,591	88,610,786
TOTAL COMPREHENSIVE INCOME	$ 76,860,591	$ 88,610,786
Grupo Enel Generacion Chile S A
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated
Total Current Assets	$ 662,804,359	$ 543,372,956
Total Non Current Assets	2,891,657,830	2,856,309,537
TOTAL ASSETS	3,554,462,189	3,399,682,493
Total Current Liabilities	543,356,500	555,777,465
Non-current Liabilities	1,022,091,737	1,114,144,776
Equity	1,989,013,952	1,729,760,252
TOTAL LIABILITIES AND EQUITY	3,554,462,189	3,399,682,493
Revenues	1,634,937,088	1,659,727,329
Raw materials and consumables used	(903,978,007)	(895,060,114)
Contribution Margin	730,959,081	764,667,215
Gross Operating Income	581,142,074	594,772,233
Operating Income	463,860,015	431,386,321
Financial Results	(36,610,248)	(35,678,633)
Income before Taxes	537,641,733	525,076,864
Income tax expense, continuing operations	(112,099,519)	(83,216,935)
NET INCOME	425,542,214	441,859,929
Other Comprehensive Income	67,663,516	(86,682,199)
TOTAL COMPREHENSIVE INCOME	$ 493,205,730	$ 355,177,730
Grupo Gas Atacama Chile S A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated
Total Current Assets	$ 182,143,224	$ 194,264,349
Total Non Current Assets	611,319,090	663,665,991
TOTAL ASSETS	793,462,314	857,930,340
Total Current Liabilities	75,370,131	86,380,336
Non-current Liabilities	83,894,880	89,573,088
Equity	634,197,303	681,976,916
TOTAL LIABILITIES AND EQUITY	793,462,314	857,930,340
Revenues	307,272,380	173,489,754
Raw materials and consumables used	(170,752,796)	(87,098,923)
Contribution Margin	136,519,583	86,390,831
Gross Operating Income	106,213,750	67,795,883
Operating Income	70,509,184	45,426,269
Financial Results	1,432,674	6,453,677
Income before Taxes	80,142,531	53,666,618
Income tax expense, continuing operations	(25,417,139)	(10,337,536)
NET INCOME	54,725,392	43,329,082
Other Comprehensive Income	(3,338,115)	(1,779,413)
TOTAL COMPREHENSIVE INCOME	$ 51,387,277	$ 41,549,669
Companla Electrica Tarapaca S A
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements		Separate
Revenues		$ 219,980,554
Raw materials and consumables used		(139,960,874)
Contribution Margin		80,019,680
Gross Operating Income		62,455,761
Operating Income		36,937,980
Financial Results		(2,519,836)
Income before Taxes		51,585,349
Income tax expense, continuing operations		10,396,319
NET INCOME		61,981,668
Other Comprehensive Income		(924,812)
TOTAL COMPREHENSIVE INCOME		$ 61,056,856